Derivative Financial Instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Asset Fair Value
Asset Fair Value	$ 640	$ 159
Less: Gross amounts offset in the Consolidated Balance Sheets, Asset Fair Value	0	0
Derivative assets	640	159
Less: Amounts subject to master netting agreements, Asset Fair Value	(97)	(13)
Less: Cash collateral pledged (received) subject to master netting agreements	(405)	(124)
Total net derivative fair value, Asset Fair Value	138	22
Liability Fair Value
Liability Fair Value	(636)	(486)
Less: Gross amounts offset in the Consolidated Balance Sheets, Liability Fair Value	0	0
Derivative liability	(636)	(486)
Less: Amounts subject to master netting agreements, Asset Liability Value	97	13
Less: Cash collateral pledged(received) subject to master netting agreements	39	0
Total net derivative fair value, Liability Fair Value	(500)	(473)
Variation margin, amount reducing derivative asset	66	376
Variation margin, amount reducing derivative liability	37	19
Qualifying Hedges
Liability Fair Value
Derivative instruments and hedges, assets	4
Derivative instruments and hedges, liabilities	0
Qualifying Hedges | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	815	0
Asset Fair Value
Asset Fair Value	0	0
Liability Fair Value
Liability Fair Value	0	0
Non-qualifying Hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	34,673	18,805
Asset Fair Value
Asset Fair Value	640	159
Liability Fair Value
Liability Fair Value	(636)	(486)
Non-qualifying Hedges | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	24,548	18,173
Asset Fair Value
Asset Fair Value	530	158
Liability Fair Value
Liability Fair Value	(518)	(482)
Non-qualifying Hedges | Foreign currency forward contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	9,142	125
Asset Fair Value
Asset Fair Value	104	1
Liability Fair Value
Liability Fair Value	(117)	(4)
Non-qualifying Hedges | Foreign exchange spot contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	179	0
Liability Fair Value
Net fair value	0	0
Non-qualifying Hedges | Other contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	983	507
Asset Fair Value
Asset Fair Value	6	0
Liability Fair Value
Liability Fair Value	$ (1)	$ 0